Debt - Summary of the Outstanding Debt (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Unamortized Debt Discount (Convertible Note)	$ (1,082)
Debt Balance (Convertible Note)	66,077
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Princpal Balance Outstanding	35,446
Unamortized Debt Discount	(1,060)
Debt Balance	65,721
Capital Lease, Principle Balance	992
Capital Lease, Debt Balance	992
Less: currrent portion, net of current portion of debt discount	(7,234)
Total long-term	27,152
Princpal Balance Outstanding (Convertible Note)	31,713
Unamortized Debt Discount (Convertible Note)	(22)
Debt Balance (Convertible Note)	31,691
Total	$ 67,159
Silicon Valley Bank Term Loan [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Issuance Date(s)	September 2021
Maturity Date(s)	September 2024
Effective Interest rate	3.50%
Princpal Balance Outstanding	$ 10,000
Unamortized Debt Discount	(225)
Debt Balance	$ 9,775
Horizon Term Loan [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Issuance Date(s)	December 2021
Maturity Date(s)	May 2025
Effective Interest rate	9.00%
Princpal Balance Outstanding	$ 15,000
Unamortized Debt Discount	(582)
Debt Balance	$ 14,418
Convertible Note PIPE Investors [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Issuance Date(s)	December 2021
Maturity Date(s)	December 2022
Effective Interest rate	0.33%
Princpal Balance Outstanding (Convertible Note)	$ 13,500
Unamortized Debt Discount (Convertible Note)	0
Debt Balance (Convertible Note)	$ 13,500
Convertible Note [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Issuance Date(s)	April & May 2020
Maturity Date(s)	April & May 2022
Effective Interest rate	5.00%
Princpal Balance Outstanding (Convertible Note)	$ 18,213
Unamortized Debt Discount (Convertible Note)	(22)
Debt Balance (Convertible Note)	18,191
Total Debt | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Debt Balance	$ 34,386
Trinity Equipment Financing [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Issuance Date(s)	March 2021 - August 2021
Maturity Date(s)	March 2024 - August 2024
Princpal Balance Outstanding	$ 9,454
Unamortized Debt Discount	(252)
Debt Balance	$ 9,202
Trinity Equipment Financing [Member] | Maximum [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Effective Interest rate	9.73%
Trinity Equipment Financing [Member] | Minimum [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Effective Interest rate	9.48%